Fees Summary	Apr. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 945,000.00
Previously Paid Amount	0.00
Total Fee Amount	130.50
Total Offset Amount	0.00
Net Fee	130.50
Narrative - Max Aggregate Offering Price	$ 945,000.00
Final Prospectus	true